Financial Information as per operating segments (Details 9) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets		$ 1,976,229,087	$ 1,872,027,323
Chile [Member]
Assets	[1]	1,689,394,491	1,600,077,453
Argentina [Member]
Assets	[2]	213,714,384	197,986,123
Uruguay [Member]
Assets		25,015,615	27,327,545
Paraguay [Member]
Assets		$ 48,104,597	$ 46,636,202

[1]	Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.
[2]	Includes the assets of the subisiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.